Loans Receivable (Schedule Of Non-Covered Loans Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Total non-covered loans receivable	$ 7,405,824	$ 6,053,588
Non-Covered Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	7,405,824	6,053,588
Non-Covered Loans [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	290,040	283,113
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	284,019	266,970
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	6,021	16,143
Non-Covered Loans [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	5,441,367	4,487,510
Non-Covered Loans [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	2,990,700	2,591,014
Non-Covered Loans [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	2,450,667	1,896,496
Non-Covered Loans [Member] | Consumer And Other Loans [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	1,674,417	1,282,965
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	327,985	261,896
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	1,076,913	826,463
Non-Covered Loans [Member] | Consumer And Other Loans [Member] | Other [Member]
Loans Receivable [Line Items]
Total non-covered loans receivable	$ 269,519	$ 194,606